Description of Business and Basis of Presentation	3 Months Ended
May 03, 2014
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

Note 1. Description of Business and Basis of Presentation

On November 27, 2013, Vince Holding Corp. (“VHC”), previously known as Apparel Holding Corp., closed an initial public offering of its common stock and completed a series of restructuring transactions through which (i) Kellwood Holding, LLC acquired the non-Vince businesses, which include Kellwood Company, LLC, from the Company and (ii) the Company continues to own and operate the Vince business, which includes Vince, LLC.

The historical financial information presented herein as of May 3, 2014 includes only the Vince business and all historical financial information prior to November 27, 2013 includes the Vince business as continuing operations and the non-Vince businesses as a component of discontinued operations.

(A) Description of Business: Vince is a leading contemporary fashion brand known for modern, effortless style and everyday luxury essentials. We reach our customers through a variety of channels, specifically through premier wholesale department stores and specialty stores in the United States (“U.S.”) and select international markets, as well as through our branded retail locations and our website. We design our products in the U.S. and source the vast majority of our products from contract manufacturers outside the U.S., primarily in Asia and South America. Products are manufactured to meet our product specifications and labor standards.

(B) Basis of Presentation: The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Therefore, these financial statements should be read in conjunction with VHC’s audited financial statements for the fiscal year ended February 1, 2014, as set forth in the 2013 Annual Report on Form 10-K.

The condensed consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries as of May 3, 2014. All intercompany accounts and transactions have been eliminated. The amounts and disclosures included in the notes to the condensed consolidated financial statements, unless otherwise indicated, are presented on a continuing operations basis. In the opinion of management, the financial statements contain all adjustments (consisting solely of normal recurring adjustments) and disclosures necessary to make the information presented therein not misleading. The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or the fiscal year as a whole. As used in this report, unless the context requires otherwise, “our,” “us,” “we” and the “Company” refer to VHC and its consolidated subsidiaries.

Certain reclassifications have been made to the prior periods’ financial information in order to conform to the current period’s presentation.